Shares, equity and appropriation of profit - Number of shares (Details) - shares			12 Months Ended
	Sep. 10, 2018	Nov. 28, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital
Number of shares issued at beginning of period			506,900,012	506,900,012	451,083,339
Reclassification of A shares to B shares	145,831
New share issue		55,816,673	183,441,585		55,816,673
Number of shares issued at end of period			690,341,597	506,900,012	506,900,012
Number of treasury shares			(3,338,529)	(4,144,459)	(4,549,947)	(4,894,972)
Number of outstanding shares			687,003,068	502,755,553	502,350,065
Number of shares, weighted average			531,098,522	502,614,759	452,146,472
Number of shares after dilution			690,115,713	505,931,001	505,041,442
Number of shares after dilution, weighted average			534,505,915	505,637,139	454,887,620
Class A
Disclosure of classes of share capital
Number of shares issued at beginning of period			22,793,523	22,793,523	20,260,910
Reclassification of A shares to B shares			(145,831)
New share issue		2,532,613			2,532,613
Number of shares issued at end of period			22,647,692	22,793,523	22,793,523
Class B
Disclosure of classes of share capital
Number of shares issued at beginning of period			482,207,489	482,207,489	428,923,429
Reclassification of A shares to B shares			145,831
New share issue		53,284,060	183,441,585		53,284,060
Number of shares issued at end of period			665,794,905	482,207,489	482,207,489
Number of treasury shares			(1,439,529)	(2,245,459)	(2,650,947)	(2,995,972)
Class C
Disclosure of classes of share capital
Number of shares issued at beginning of period			1,899,000	1,899,000	1,899,000
Number of shares issued at end of period			1,899,000	1,899,000	1,899,000
Number of treasury shares			(1,899,000)	(1,899,000)	(1,899,000)	(1,899,000)